Financial Instruments (Details) - Schedule of acts to reduce the foreign exchange risk $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Assets:
Cash	$ 3,543				$ 11,063
Short term deposits	3,547
Other receivables	255				310
Restricted deposits	36				39
Non-current restricted deposit	23
Liabilities:
Trade payables	498				39
Other payables	1,228				558
Long term lease liability	147
Liability in respect of warrants	218				1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	5,313				8,987
Dollar [Member]
Assets:
Cash	3,309				10,359
Short term deposits	3,547
Other receivables	136
Restricted deposits
Non-current restricted deposit
Liabilities:
Trade payables	450				39
Other payables	718				200
Liability in respect of warrants	218				1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	$ 5,606				$ 8,292
NIS [Member]
Assets:
Cash | ₪		₪ 229				₪ 693
Other receivables | ₪		24				210
Restricted deposits | ₪		36				39
Non-current restricted deposit | ₪		23
Liabilities:
Trade payables | ₪		36
Other payables | ₪		505				358
Long term lease liability | ₪		147
Liability in respect of warrants | ₪
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | ₪		₪ (376)				₪ 584
Euro [Member]
Assets:
Cash | €			€ 4				€ 4
Other receivables | €			95				100
Restricted deposits | €
Non-current restricted deposit | €
Liabilities:
Trade payables | €
Other payables | €			5
Liability in respect of warrants | €
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | €			€ 94				€ 104
GBP [Member]
Assets:
Cash | £				£ 1				£ 7
Short term deposits | £
Other receivables | £
Restricted deposits | £
Non-current restricted deposit | £
Liabilities:
Trade payables | £				12
Other payables | £
Liability in respect of warrants | £
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | £				£ (11)				£ 7